November 1, 2010

VIA EDGAR

Tom Kluck

Branch Chief

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Pennsylvania Real Estate Investment Trust
Registration Statement on Form S-3
Filed September 20, 2010
File No. 333-169488

Dear Mr. Kluck:

Pennsylvania Real Estate Investment Trust (the “Company”) has considered carefully the comment in your letter dated October 8, 2010 regarding the Registration Statement on Form S-3 filed by the Company on September 20, 2010. On behalf of the Company, I respectfully provide the Company’s response to your comment below. For your convenience, the text of your comment is reproduced before the response. The Company has also filed a pre-effective amendment to the Registration Statement incorporating the revision described below. To facilitate your review, enclosed please find a copy of the amendment marked to show the changes made to the original filing.

Comment:

General

1.	Please amend your registration statement to provide the undertakings required by Item 512(a)(5) of Regulation S-K.

Response:

The amendment to the Registration Statement filed by the Company provides the undertakings required by Item 512(a)(5) of Regulation S-K.

Tom Kluck

November 1, 2010

If you have any questions about the Company’s response to your comment or require further explanation, please do not hesitate to contact Bruce Goldman, the Company’s General Counsel, at (215) 875-0780 or the Company’s outside counsel, Robert Juelke of Drinker Biddle & Reath LLP at (215) 988-2759.

Sincerely,

/s/ Edward A. Glickman

Edward A. Glickman
President and Chief Operating Officer

cc:	Adam F. Turk (Securities and Exchange Commission)
Sandra B. Hunter (Securities and Exchange Commission)
Robert McCadden (PREIT)
Jonathan Bell (PREIT)
Bruce Goldman, Esq. (PREIT)
Daniel A. Pliskin, Esq. (PREIT)
Howard Blum, Esq. (Drinker Biddle & Reath LLP)
Robert Juelke, Esq. (Drinker Biddle & Reath LLP)